Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Balances and Transactions With Related Parties
The balances and results with related parties were as follows:

	12.31.2024
	Trade accounts receivable	Other assets *	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities	Operating results	Financial results
Banco do Brasil S.A.	—	1.1	511.8	—	—	—	—	—	12.1
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	463.8	—	—	—	(34.9)
Comando da Aeronáutica (Brazilian Air Force)	5.7	—	—	251.7	—	15.0	51.0	(7.4)	—
Embraer Prev - Soc. Previdência Complementar	—	—	—	—	—	—	—	(16.0)	—
Exército Brasileiro (Brazilian Army)	0.1	—	—	10.5	—	—	9.0	(0.1)	—
Ez Air Interior Limited	—	23.8	—	—	—	—	—	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	—	66.5	—	—	—	—	—	—	2.6
Governo Brasileiro - Structured Notes	—	87.1	—	—	—	—	—	—	1.8
Marinha do Brasil (Brazilian Navy)	—	—	—	1.0	—	—	5.5	(2.6)	—
Nidec Aerospace, LLC	1.3	—	—	—	—	—	—	1.3	—

	7.1	178.5	511.8	263.2	463.8	15.0	65.5	(24.8)	(18.4)

	12.31.2023
	Trade accounts receivable	Other assets *	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities	Operating results	Financial results
Banco do Brasil S.A.	—	3.7	282.7	—	—	—	—	—	15.0
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	627.7	—	—	—	(20.2)
Caixa Econômica Federal	—	—	0.1	—	—	—	—	—	—
Comando da Aeronáutica (Brazilian Air Force)	2.1	—	—	305.8	—	—	71.9	8.8	—
Embraer Prev – Sociedade de Previdência Complementar	—	—	—	—	—	0.3	—	(17.3)	—
Exército Brasileiro (Brazilian Army)	—	—	—	6.6	—	—	8.9	0.1	—
Ez Air Interior Limited	—	22.4	—	—	—	—	—	—	—
FINEP	—	—	—	—	—	—	—	—	(0.1)
Governo Brasileiro – Bonds	—	66.6	—	—	—	—	—	—	2.6
Marinha do Brasil (Brazilian Navy)	—	—	—	2.4	—	—	3.8	(1.3)	—

	2.1	92.7	282.8	314.8	627.7	0.3	84.6	(9.7)	(2.7)

	12.31.2022
	Financial results	Operating results
Banco do Brasil S.A.	6.2	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(6.3)	—
Comando da Aeronáutica (Brazilian Air Force)	—	29.6
Embraer Prev – Sociedade de Previdência Complementar	—	(9.7)
Exército Brasileiro (Brazilian Army)	—	2.1
Financiadora de Estudo e Projetos – FINEP	(0.4)	—
Governo Brasileiro – Bonds (Brazilian government -Bonds)	2.5	—
Marinha do Brasil (Brazilian Navy)	—	(1.4)

	2.0	20.6

(*)	As of December 31, 2024, the amount comprises the balances presented in financial investments US$ 153.6 (2023: US$ 66.6) and in other assets US$ 24.9 (2023: US$ 26.1).

Summary of Remuneration of Key Management Personnel
The remuneration of key management personnel comprises:

			12.31.2024	12.31.2023	12.31.2022
Short-term benefits	(i	)	9.3	8.5	8.5
Share based payment	(ii	)	9.3	2.7	(1.0)

Total remuneration			18.6	11.2	7.5

(i)	Includes wages, salaries, profit sharing, bonuses, and indemnities, as well as the compensation of external members engaged in the statutory advisory committees.
(ii)
As per Note 8, derivative instruments are contracted to protect cash flows from fluctuations in Embraer’s share price. The amounts presented in this Note do not include the results obtained with such derivative instruments.